Property, Plant, and Equipment, Net - Schedule of Depreciation Expenses (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses		$ 907,254	$ 899,091	$ 686,724
Selling, general and admin [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses		205,504	425,056	221,376
Depreciation-Manufacturing costs [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	[1]	$ 701,750	$ 474,035	$ 465,348

[1]	Represents total depreciation incurred for manufacturing operations, which is capitalized into cost of inventory.